UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-10401

Trust for Professional Managers
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI  53202
(Address of principal executive offices) (Zip code)

Rachel A. Spearo
U.S. Bancorp Fund Services, LLC
 615 East Michigan Street
Milwaukee, WI  53202
(Name and address of agent for service)

(414) 765-5384
Registrant's telephone number, including area code

Date of fiscal year end: August 31, 2012

Date of reporting period:  August 31, 2012

Item 1. Reports to Stockholders.

Annual Report

Experienced People	Consistent Philosophy	Disciplined Process

Geneva Advisors Funds

Geneva Advisors All Cap Growth Fund
Class R Shares (GNVRX)
Class I Shares (GNVIX)

Geneva Advisors Equity Income Fund
Class R Shares (GNERX)
Class I Shares (GNEIX)

August 31, 2012

Investment Advisor

Geneva Investment Management of Chicago, LLC
181 W. Madison Street, Suite 3575
Chicago, IL 60602

Phone:  1-877-343-6382

TABLE OF CONTENTS

LETTER TO SHAREHOLDERS	3

EXPENSE EXAMPLES	6

INVESTMENT HIGHLIGHTS	8

SCHEDULE OF INVESTMENTS	14

STATEMENTS OF ASSETS AND LIABILITIES	21

STATEMENTS OF OPERATIONS	22

STATEMENTS OF CHANGES IN NET ASSETS	23

FINANCIAL HIGHLIGHTS	25

NOTES TO FINANCIAL STATEMENTS	29

REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM	39

BASIS FOR TRUSTEES’ APPROVAL OF
INVESTMENT ADVISORY AGREEMENT	40

NOTICE OF PRIVACY POLICY & PRACTICES	45

ADDITIONAL INFORMATION	46

Dear Shareholders,

Economic growth for the fiscal year ended August 31, 2012 continued at a very modest pace.  Despite a mild correction in the summer months, the S&P 500 also maintained a steady climb throughout the year delivering an increase of 18%.  While ongoing economic instability in Europe, concerns of a slowdown in China and election and legislative uncertainty in Washington have restricted more meaningful growth, the economy has expanded.

The U.S. economy did experience mixed signals during the year.  The housing market exhibited signs of recovery, both in terms of volume and price.  In contrast, consumer confidence weakened and unemployment claims climbed back to 8.2%.  Inflation and growth are likely to remain restrained until employment increases more vigorously.

Developments in Washington will likely continue to play an increasingly important role in the second half of 2012.  The Supreme Court ruling upholding the constitutionality of the health care law clouds an already uncertain fiscal picture surrounding expiring tax cuts and austerity measures in 2013.  Contentious campaign rhetoric could be unsettling.  Any movement toward compromise on legislative issues could go a long way to sustaining current market confidence.  The extension of the Federal Reserve’s modestly stimulative Operation Twist increases the likelihood of more support from the Federal Reserve should the economy falter further.

Earnings growth has slowed in some segments of the market but remains solid overall.  Valuations remain historically discounted and any deviation from bearish earnings expectations could provide upside.  However, given the lack of transparency regarding legislative issues facing our country, volatility could climb near-term.

The Geneva All Cap Growth Fund’s Retail Class had a -2.51% return for the fiscal year ended August 31, 2012 versus 17.01% for the Russell 3000 Growth Total Return Index.  The Institutional Class had a return of -2.14% for the same fiscal year.  The three-year performance for both classes remains strong.  The Geneva All Cap Growth Fund’s Retail Class had a 17.03% annualized three-year return for the fiscal year ended August 31, 2012 versus a 15.58% annualized three-year return for the Russell 3000 Growth Total Return Index.  The Institutional Class had an annualized three-year return of 17.33%.  The Geneva All Cap Growth Fund’s Retail Class also had a 2.07% annualized return since inception (September 2007) for the fiscal year ended August 31, 2012 with a 1.86% Gross Expense Ratio versus a 2.84% annualized return since inception for the Russell 3000 Growth Total Return Index.  The Fund’s Institutional Class had an annualized return of 2.35% since inception (September 2007) with a 1.51% Gross Expense Ratio.

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted.  Performance data current to the most recent month end may be obtained by calling 1-877-343-6382.  The Fund imposes a 2.00% redemption fee on shares held less than sixty days.  Performance data does not reflect the redemption fee.  If reflected, total returns would be reduced.

The top sectors contributing to the All Cap Growth Fund performance for the fiscal year were Energy, Industrials and Healthcare.  The sectors underperforming were Consumer Staples, Consumer Discretionary and Materials.  The top stocks contributing to performance for the year were Apple, Continental Resources and Catamaran.  Stocks that detracted from performance the most were Green Mountain, Baidu, Carbo Ceramics and Informatica.

For the fiscal year ended August 31, 2012 the Equity Income Fund’s Retail Class returned 12.30% and the Institutional Class had a return of 12.66% versus 17.30% for the benchmark, the Russell 1000 Value Total Return Index.  The top contributing sectors to performance were Energy, Consumer Staples, and Financials.  The bottom contributors were Consumer Discretionary and Industrials.  The top performing holdings were Plains All American Pipeline, Magellan Midstream Partners, and Taubman Centers.  The underperforming holdings were BHP Billiton, Computer Programs and Systems, and Marathon Oil.

We are committed to maintaining rigorous fundamental research and a disciplined long-term approach toward investing.  The operating performance of our portfolio companies has been strong and most have maintained positive earnings growth throughout the recent downturns.

As always, we thank you for your trust and confidence in our services.  The Principals of Geneva, our families and employees remain significant investors along with clients in our Funds.  We have also continued to invest in Geneva and maintain our dedication as we seek to deliver long-term investment performance.

Best Regards,

Geneva Advisors

Opinions expressed are subject to change, are not guaranteed and should not be considered recommendations to buy or sell any security.

Fund holdings and sector allocations are subject to change and should not be considered recommendations to buy or sell any security.  Please refer to the Schedule of Investments in this report for a complete list of Fund holdings.

The Geneva Advisors All Cap Growth Fund and Geneva Advisors Equity Income Fund may invest in mid-, small-, or micro-cap companies which involve additional risks such as limited liquidity and greater volatility.  The Funds may invest in ADRs, in foreign securities and emerging markets which involve political, economic and currency risks, greater volatility and differences in accounting methods.

The Russell 3000 Growth Index consists of the growth segment of the 3,000 companies in the Russell 3000 Index.  The Russell 3000 Index is an unmanaged index which measures the performance of the 3,000 largest U.S. companies, based on total market capitalization, which represents approximately 98% in the investable U.S. equity market.  One cannot invest directly in an index.

The Russell 1000 Value Index measures the performance of the large-cap value segment of the U.S. equity universe.  It includes those Russell 1000 Index companies with lower price-to-book ratios and lower expected growth values.  One cannot invest directly in an index.

The S&P 500 index includes 500 leading companies in leading industries of the U.S. economy.  Although the S&P 500 focuses on the large cap segment of the market, it is also a proxy for the total market.  It is not possible to invest directly in an index.

Must be preceded or accompanied by a prospectus.

Geneva Advisors Funds
Expense Example (Unaudited)

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees, distribution (12b-1) and shareholder servicing fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds, and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (3/1/12 - 8/31/12).

Actual Expenses

The first four lines of the following table provide information about actual account values and actual expenses. Although the Funds charge no sales load, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent. If you request that a redemption be made by wire transfer, currently a $15.00 fee is charged by the Funds’ transfer agent. You will be charged a redemption fee equal to 2.00% of the net amount of the redemption if you redeem your shares of the Funds within 60 days of purchase. IRA accounts will be charged a $15.00 annual maintenance fee. To the extent the Funds invest in shares of ETFs or other investment companies as part of their investment strategies, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Funds invest in addition to the expenses of the Funds. Actual expenses of the underlying funds are expected to vary among the various underlying funds. These expenses are not included in the Example. The Example includes, but is not limited to, management fees, distribution (12b-1) fees, and fund administration and accounting, custody and transfer agent fees. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second four lines of the table provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the

Geneva Advisors Funds

Expense Example (Unaudited) (Continued)

shareholder reports of other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the second four lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Based on Actual Fund Returns

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period	Annualized
	3/1/12	8/31/12	3/1/12 - 8/31/12	Expense Ratio

All Cap Growth Fund*
Class R	$1,000.00	$945.30	$7.09	1.45%
Class I	$1,000.00	$947.20	$5.38	1.10%

Equity Income Fund*
Class R	$1,000.00	$993.90	$7.27	1.45%
Class I	$1,000.00	$995.40	$5.52	1.10%

*
Expenses are equal to the Funds’ annualized expense ratio by class multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (184), then divided by the number of days in the most recent 12-month period (366).

Based on Hypothetical 5% Yearly Returns

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period	Annualized
	3/1/12	8/31/12	3/1/12 - 8/31/12	Expense Ratio

All Cap Growth Fund*
Class R	$1,000.00	$1,017.85	$7.35	1.45%
Class I	$1,000.00	$1,019.61	$5.58	1.10%
Equity Income Fund*
Class R	$1,000.00	$1,017.85	$7.35	1.45%
Class I	$1,000.00	$1,019.61	$5.58	1.10%

*
Expenses are equal to the Funds’ annualized expense ratio by class multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (184), then divided by the number of days in the most recent 12-month period (366).

Geneva Advisors All Cap Growth Fund
Investment Highlights (Unaudited)

The investment objective of the Fund is long-term capital appreciation. The Fund seeks to achieve its investment objective by investing primarily in common stocks of U.S. companies without regard to market capitalizations. The Fund’s investment strategy focuses on individual stock selection that takes into consideration the stock’s industry group. Using quantitative and qualitative measures established by the Advisor, the Fund seeks to purchase common stocks that have stronger relative performance than other common stocks. The Fund’s allocation of portfolio holdings as of August 31, 2012 is shown below.

Allocation of Portfolio Holdings
(% of Investments)

Geneva Advisors All Cap Growth Fund
Investment Highlights (Unaudited) (Continued)

Average Annual Total Returns – As of August 31, 2012

	Annualized
			Since
	One	Three	Inception
	Year	Years	(9/28/07)
Class R	(2.51)%	17.03%	2.07%
Class I	(2.14)%	17.33%	2.35%
Russell 3000 Growth Index	17.01%	15.58%	2.84%

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-877-343-6382. The Fund imposes a 2.00% redemption fee on shares held less than sixty days. Performance data does not reflect the redemption fee. If reflected, total returns would be reduced.

Short-term performance, in particular, is not a good indication of the Fund’s future performance, and an investment should not be made solely on returns.

Investment performance reflects fee waivers in effect. In the absence of such waivers, total return would be reduced.

The returns shown assume reinvestment of Fund distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The graph illustrates performance of a hypothetical investment made in both classes of the Fund and a broad-based securities index on September 28, 2007, the inception date of the Fund. The graph does not reflect any future performance.

The Russell 3000 Growth Index consists of the growth segment of the 3,000 companies in the Russell 3000 Index. The Russell 3000 Index is an unmanaged index which measures the performance of the 3,000 largest U.S. companies, based on total market capitalization, which represents approximately 98% in the investable U.S. equity market. One cannot invest directly in an index.

Geneva Advisors All Cap Growth Fund
Investment Highlights (Unaudited) (Continued)

Geneva Advisors All Cap Growth Fund – Class R
Growth of $10,000 Investment

Geneva Advisors All Cap Growth Fund – Class I
Growth of $100,000 Investment

*	Inception Date

Geneva Advisors Equity Income Fund
Investment Highlights (Unaudited)

The investment objective of the Fund is current income, with a secondary objective of modest capital appreciation.  The Fund seeks to achieve its investment objective by investing in publicly traded securities without regard to market capitalizations.  The Fund’s investment strategy focuses on identifying stocks within multiple industry groups.  The Fund has wide flexibility in types of securities used to generate a current income yield.  The Fund’s allocation of portfolio holdings as of August 31, 2012 is shown below.

Allocation of Portfolio Holdings
(% of Investments)

Geneva Advisors Equity Income Fund
Investment Highlights (Unaudited) (Continued)

Average Annual Total Returns – As of August 31, 2012

	Annualized
		Since
	One	Inception
	Year	(4/30/10)
Class R	12.30%	12.81%
Class I	12.66%	13.18%
Russell 1000 Value Index	17.30%	7.63%

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-877-343-6382. The Fund imposes a 2.00% redemption fee on shares held less than sixty days. Performance data does not reflect the redemption fee. If reflected, total returns would be reduced.

Short-term performance, in particular, is not a good indication of the Fund’s future performance, and an investment should not be made solely on returns.

Investment performance reflects fee waivers in effect. In the absence of such waivers, total return would be reduced.

The returns shown assume reinvestment of Fund distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The graph illustrates performance of a hypothetical investment made in both classes of the Fund and a broad-based securities index on April 30, 2010, the inception date of the Fund. The graph does not reflect any future performance.

The Russell 1000 Value Index measures the performance of the large-cap value segment of the U.S. equity universe. It includes those Russell 1000 companies with lower price-to-book ratios and lower expected growth values. One cannot invest directly in an index.

Geneva Advisors Equity Income Fund
Investment Highlights (Unaudited) (Continued)

Geneva Advisors Equity Income Fund – Class R
Growth of $10,000 Investment

Geneva Advisors Equity Income Fund – Class I
Growth of $100,000 Investment

*	Inception Date

Geneva Advisors All Cap Growth Fund
Schedule of Investments
August 31, 2012

	Shares	Value

COMMON STOCKS 98.68%

Activities Related to Credit Intermediation 6.22%
FleetCor Technologies, Inc. (a)	104,527	$4,513,476
Mastercard, Inc.	25,118	10,622,402
		15,135,878

Aerospace Product and Parts Manufacturing 4.09%
B/E Aerospace, Inc. (a)	88,732	3,572,350
TransDigm Group, Inc. (a)	45,900	6,362,658
		9,935,008

Building Material and Supplies Dealers 2.57%
Fastenal Co.	145,262	6,259,339

Communications Equipment Manufacturing 3.67%
QUALCOMM, Inc.	43,579	2,678,365
SBA Communications Corp. (a)	104,520	6,248,206
		8,926,571

Computer and Peripheral
Equipment Manufacturing 9.93%
Apple, Inc.	25,426	16,914,392
Teradata Corp. (a)	94,675	7,231,277
		24,145,669

Computer Systems Design and Related Services 5.16%
SolarWinds, Inc. (a)	99,520	5,461,657
VMware, Inc. (a)	79,618	7,089,187
		12,550,844

Cut and Sew Apparel Manufacturing 0.76%
Michael Kors Holdings Ltd. (a)(b)	34,351	1,853,236

Electronic Shopping and Mail-Order Houses 6.48%
Amazon.com, Inc. (a)	36,585	9,081,495
eBay, Inc. (a)	140,845	6,685,912
		15,767,407

Full-Service Restaurants 2.59%
Chipotle Mexican Grill, Inc. (a)	21,771	6,283,981

The accompanying notes are an integral part of these financial statements.

Geneva Advisors All Cap Growth Fund
Schedule of Investments (Continued)
August 31, 2012

	Shares	Value

Grocery Stores 2.75%
The Fresh Market, Inc. (a)	116,033	$6,697,425

Health and Personal Care Stores 1.52%
Ulta Salon Cosmetics & Fragrance, Inc.	39,191	3,683,954

Leather and Allied Product Manufacturing 1.34%
Under Armour, Inc. (a)	56,079	3,264,359

Limited-Service Eating Places 1.61%
Starbucks Corp.	78,995	3,918,942

Management, Scientific, and
Technical Consulting Services 2.54%
Salesforce.com, Inc. (a)	42,592	6,183,507

Medical Equipment and
Supplies Manufacturing 8.04%
Align Technology, Inc. (a)	106,661	3,621,141
Edwards Lifesciences Corp. (a)	48,742	4,977,046
Intuitive Surgical, Inc. (a)	22,281	10,957,573
		19,555,760

Miscellaneous Nondurable Goods
Merchant Wholesalers 1.46%
Monsanto Co.	40,912	3,563,845

Nondepository Credit Intermediation 0.75%
Altisource Portfolio Solutions SA (a)(b)	21,576	1,818,641

Office Administrative Services 2.46%
Gartner, Inc. (a)	120,999	5,976,141

Oil and Gas Extraction 5.93%
Concho Resources, Inc. (a)	56,704	5,088,617
Continental Resources, Inc. (a)	126,137	9,341,706
		14,430,323

Other General Merchandise Stores 5.34%
O’ Reilly Automotive, Inc. (a)	33,076	2,809,806
Tractor Supply Co.	106,625	10,180,555
		12,990,361

The accompanying notes are an integral part of these financial statements.

Geneva Advisors All Cap Growth Fund
Schedule of Investments (Continued)
August 31, 2012

	Shares	Value

Other Information Services 1.65%
LinkedIn Corp. (a)	37,299	$4,002,183

Other Professional, Scientific,
and Technical Services 2.78%
Alliance Data Systems Corp. (a)	49,207	6,773,344

Pharmaceutical and Medicine Manufacturing 4.83%
Alexion Pharmaceuticals, Inc. (a)	72,103	7,730,163
IDEXX Laboratories, Inc. (a)	42,307	4,021,703
		11,751,866

Professional and Commercial Equipment
and Supplies Merchant Wholesalers 1.02%
Covidien PLC (b)	44,125	2,473,206

Rail Transportation 2.56%
Kansas City Southern	80,646	6,236,355

Securities and Commodity Contracts
Intermediation and Brokerage 1.99%
T Rowe Price Group, Inc.	78,799	4,841,411

Software Publishers 3.76%
Catamaran Corp. (a)(b)	105,024	9,152,841

Support Activities for Mining 1.65%
Core Laboratories NV (b)	32,743	4,000,867

Waste Treatment and Disposal 3.23%
Stericycle, Inc. (a)	85,972	7,868,157
TOTAL COMMON STOCKS (Cost $200,258,081)		240,041,421

The accompanying notes are an integral part of these financial statements.

Geneva Advisors All Cap Growth Fund
Schedule of Investments (Continued)
August 31, 2012

	Principal
	Amount	Value

SHORT-TERM INVESTMENTS 1.26%
Money Market Fund 1.26%
Fidelity Institutional Money Market Portfolio	$3,074,195	$3,074,195
TOTAL SHORT-TERM INVESTMENTS
(Cost $3,074,195)		3,074,195
Total Investments (Cost $203,332,276) 99.94%		243,115,616
Other Assets in Excess of Liabilities 0.06%		136,574
TOTAL NET ASSETS 100.00%		$243,252,190

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Foreign issued security.

The accompanying notes are an integral part of these financial statements.

Geneva Advisors Equity Income Fund
Schedule of Investments
August 31, 2012

	Shares	Value

COMMON STOCKS 78.76%

Beverage Manufacturing 2.59%
Diageo PLC - ADR	21,993	$2,402,075

Building Material and Supplies Dealers 3.14%
Home Depot, Inc.	51,224	2,906,962

Computer Systems Design and Related Services 1.80%
Accenture PLC (a)	27,030	1,665,048

Electric Power Generation,
Transmission and Distribution 5.84%
Brookfield Infrastructure Partners LP (a)	77,864	2,661,392
ITC Holdings Corp.	38,195	2,749,276
		5,410,668

Fruit and Vegetable Preserving and
Specialty Food Manufacturing 2.19%
B & G Foods, Inc.	69,283	2,027,913

Health and Personal Care Stores 1.23%
Walgreen Co.	31,725	1,134,486

Limited-Service Eating Places 4.56%
McDonald’s Corp.	47,138	4,218,380

Local Messengers and Local Delivery 1.35%
United Parcel Service, Inc.	16,887	1,246,429

Metal Ore Mining 1.17%
BHP Billiton Ltd. - ADR	16,401	1,079,186

Oil and Gas Extraction 7.04%
Enterprise Products Partners LP	122,288	6,530,179

Other Investment Pools and Funds 1.92%
Macquarie Infrastructure Co. LLC	42,004	1,776,349

Other Pipeline Transportation 6.29%
Plains All American Pipeline LP	67,409	5,832,901

Petroleum and Coal Products Manufacturing 4.14%
Chevron Corp.	34,180	3,833,629

The accompanying notes are an integral part of these financial statements.

Geneva Advisors Equity Income Fund
Schedule of Investments (Continued)
August 31, 2012

	Shares	Value

Pharmaceutical and Medicine Manufacturing 4.09%
Abbott Laboratories	57,736	$3,784,017

Pipeline Transportation of Crude Oil 5.10%
Magellan Midstream Partners LP	56,962	4,726,137

Pipeline Transportation of Natural Gas 1.27%
Williams Partners LP	22,731	1,172,465

Rail Transportation 3.97%
Union Pacific Corp.	30,265	3,675,382

Residential Building Construction 2.24%
Brookfield Asset Management, Inc. (a)	60,075	2,074,390

Securities and Commodity Contracts
Intermediation and Brokerage 2.33%
T Rowe Price Group, Inc.	35,102	2,156,667

Software Publishers 3.99%
Microsoft Corp.	119,834	3,693,284

Support Activities for Mining 2.73%
Ensco PLC (a)	43,977	2,522,960

Tobacco Manufacturing 4.85%
Philip Morris International, Inc.	50,281	4,490,094

Wholesale Electronic Markets
and Agents and Brokers 1.60%
Genuine Parts Co.	23,382	1,476,807

Wired Telecommunications Carriers 3.33%
BCE, Inc. (a)	29,646	1,318,951
Verizon Communications, Inc.	40,989	1,760,067
		3,079,018
TOTAL COMMON STOCKS (Cost $64,069,137)		72,915,426

The accompanying notes are an integral part of these financial statements.

Geneva Advisors Equity Income Fund
Schedule of Investments (Continued)
August 31, 2012

	Shares	Value
REAL ESTATE INVESTMENT TRUSTS 18.02%

Lessors of Real Estate 18.02%
American Tower Corp.	52,368	$3,686,707
Digital Realty Trust, Inc.	58,691	4,373,067
HCP, Inc.	40,212	1,844,122
Simon Property Group, Inc.	28,187	4,473,277
Taubman Centers, Inc.	28,857	2,309,137
TOTAL REAL ESTATE INVESTMENT TRUSTS
(Cost $13,872,764)		16,686,310

	Principal
	Amount
SHORT-TERM INVESTMENTS 3.10%

Money Market Fund 3.10%
Fidelity Institutional Money Market Portfolio	$2,870,315	2,870,315

TOTAL SHORT-TERM INVESTMENTS
(Cost $2,870,315)		2,870,315
Total Investments (Cost $80,812,216) 99.88%		92,472,051
Other Assets in Excess of Liabilities 0.12%		108,392
TOTAL NET ASSETS 100.00%		$92,580,443

Percentages are stated as a percent of net assets.

ADR  American Depositary Receipt
(a)	Foreign issued security.

The accompanying notes are an integral part of these financial statements.

Geneva Advisors Funds
Statements of Assets & Liabilities
August 31, 2012

	All Cap	Equity
	Growth Fund	Income Fund
ASSETS
Investments, at value (cost $203,332,276
and $80,812,216, respectively)	$243,115,616	$92,472,051
Receivable for Fund shares sold	798,626	3,650
Dividends and interest receivable	23,256	182,609
Cash	—	7,005
Other assets	27,041	23,388
TOTAL ASSETS	243,964,539	92,688,703

LIABILITIES
Payable for Fund shares redeemed	$460,111	$—
Payable to affiliates	73,678	32,470
Payable to Advisor	123,187	44,596
Payable for distribution fees	6,012	659
Payable for shareholder servicing fees	7,184	572
Accrued expenses and other liabilities	42,177	29,963
TOTAL LIABILITIES	712,349	108,260

NET ASSETS	$243,252,190	$92,580,443

Net assets consist of:
Paid-in capital	$232,781,555	$83,322,220
Accumulated net investment income	—	23,770
Accumulated net realized loss	(29,312,705)	(2,425,382)
Net unrealized appreciation on investments	39,783,340	11,659,835
NET ASSETS	$243,252,190	$92,580,443

CLASS R SHARES
Net assets	$51,032,773	$4,830,886
Shares of beneficial interest outstanding (unlimited
number of shares authorized, $0.001 par value)	2,307,074	186,511
Net asset value, redemption price and
offering price per share(1)	$22.12	$25.90

CLASS I SHARES
Net assets	$192,219,417	$87,749,557
Shares of beneficial interest outstanding (unlimited
number of shares authorized, $0.001 par value)	8,575,021	3,377,286
Net asset value, redemption price and
offering price per share(1)	$22.42	$25.98

(1)
If applicable, redemption price per share may be reduced by a 2.00% redemption fee for shares redeemed within sixty days of purchase.The accompanying notes are an integral part of these financial statements.

The accompanying notes are an integral part of these financial statements.

Geneva Advisors Funds
Statements of Operations
For the Year Ended August 31, 2012

	All Cap	Equity
	Growth Fund	Income Fund
INVESTMENT INCOME
Dividend income(1)	$682,686	$1,663,262
Interest income	16,931	5,159
TOTAL INVESTMENT INCOME	699,617	1,668,421

EXPENSES
Investment advisory fees	2,126,584	751,517
Administration fees	195,685	87,835
Distribution fees - Class R shares	125,624	10,356
Fund accounting fees	79,361	45,687
Transfer agent fees and expenses	71,064	22,838
Shareholder servicing fees - Class R shares	50,250	4,142
Federal and state registration fees	48,466	36,492
Audit and tax fees	27,192	21,434
Custody fees	23,787	8,229
Reports to shareholders	16,473	3,713
Legal fees	16,421	8,153
Chief Compliance Officer fees and expenses	8,667	8,004
Trustees’ fees and related expenses	6,353	6,251
Other expenses	10,757	6,796
TOTAL EXPENSES	2,806,684	1,021,447
Less waivers and reimbursement
by Advisor (Note 4)	(504,192)	(255,432)
NET EXPENSES	2,302,492	766,015
NET INVESTMENT INCOME (LOSS)	(1,602,875)	902,406

REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS
Net realized loss on investments	(22,694,851)	(2,355,669)
Net change in unrealized appreciation on investments	17,327,863	9,060,963
NET REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS	(5,366,988)	6,705,294
NET INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$(6,969,863)	$7,607,700

(1)	Net of $5,324 and $20,227 in foreign withholding tax and fees for the All Cap Growth Fund and Equity Income Fund, respectively.

The accompanying notes are an integral part of these financial statements.

Geneva Advisors All Cap Growth Fund
Statements of Changes in Net Assets

	Year Ended	Year Ended
	August 31, 2012	August 31, 2011

FROM OPERATIONS
Net investment loss	$(1,602,875)	$(996,358)
Net realized gain (loss) on investments	(22,694,851)	388,329
Net change in unrealized
appreciation on investments	17,327,863	14,355,313
Net increase (decrease) in
net assets from operations	(6,969,863)	13,747,284

FROM CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold - Class R	19,859,997	52,514,846
Proceeds from shares sold - Class I	133,396,034	67,841,466
Payments for shares redeemed - Class R(1)	(19,328,799)	(6,993,240)
Payments for shares redeemed - Class I(2)	(40,775,968)	(8,018,108)
Net increase in net assets
from capital share transactions	93,151,264	105,344,964
TOTAL INCREASE IN NET ASSETS	86,181,401	119,092,248

NET ASSETS
Beginning of Period	157,070,789	37,978,541
End of Period	$243,252,190	$157,070,789
ACCUMULATED NET
INVESTMENT INCOME (LOSS)	$—	$—

(1)	Net of redemption fees of $16,264 and $14,594 for the years ended August 31, 2012 and August 31, 2011, respectively.
(2)	Net of redemption fees of $12,906 and $8,546 for the years ended August 31, 2012 and August 31, 2011, respectively.

The accompanying notes are an integral part of these financial statements.

Geneva Advisors Equity Income Fund
Statements of Changes in Net Assets

	Year Ended	Year Ended
	August 31, 2012	August 31, 2011

FROM OPERATIONS
Net investment income	$902,406	$420,021
Net realized loss on investments	(2,355,669)	(112,808)
Net change in unrealized
appreciation on investments	9,060,963	2,380,921
Net increase in net assets from operations	7,607,700	2,688,134

FROM DISTRIBUTIONS
Net investment income - Class R	(49,715)	(21,685)
Net investment income - Class I	(842,365)	(356,487)
Net realized gain on investments - Class R	(149)	(580)
Net realized gain on investments - Class I	(2,010)	(7,895)
Net decrease in net assets resulting
from distributions paid	(894,239)	(386,647)

FROM CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold - Class R	2,086,708	2,061,428
Proceeds from shares sold - Class I	53,849,369	30,351,344
Net asset value of shares issued to shareholders
in payment of distributions declared - Class R	49,314	21,890
Net asset value of shares issued to shareholders
in payment of distributions declared - Class I	802,496	342,450
Payments for shares redeemed - Class R(1)	(671,006)	(274,227)
Payments for shares redeemed - Class I(2)	(11,217,272)	(4,813,890)
Net increase in net assets
from capital share transactions	44,899,609	27,688,995
TOTAL INCREASE IN NET ASSETS	51,613,070	29,990,482

NET ASSETS
Beginning of Period	40,967,373	10,976,891
End of Period	$92,580,443	$40,967,373
ACCUMULATED NET INVESTMENT INCOME	$23,770	$45,480

(1)	Net of redemption fees of $265 and $319 for the years ended August 31, 2012 and August 31, 2011, respectively.
(2)	Net of redemption fees of $9,066 and $4,584 for the years ended August 31, 2012 and August 31, 2011, respectively.

The accompanying notes are an integral part of these financial statements.

Geneva Advisors All Cap Growth Fund – Class R
Financial Highlights

Per Share Data for a Share Outstanding Throughout Each Period

	Year Ended	Year Ended	Year Ended	Year Ended	Period Ended
	August 31,	August 31,	August 31,	August 31,	August 31,
	2012	2011	2010	2009	2008(1)
Net Asset Value,
Beginning of Period	$22.69	$16.97	$13.80	$17.74	$20.00

Income from
investment operations:
Net investment loss(2)	(0.24)	(0.29)	(0.18)	(0.09)	(0.15)
Net realized and unrealized
gain (loss) on investments	(0.34)	6.01	3.35	(3.85)	(2.11)
Total from investment operations	(0.58)	5.72	3.17	(3.94)	(2.26)
Paid-in capital from
redemption fees (Note 2)	0.01	0.00 (3)	0.00 (3)	0.00 (3)	0.00 (3)
Net Asset Value, End of Period	$22.12	$22.69	$16.97	$13.80	$17.74
Total Return(4)	(2.51)%	33.71%	22.97%	(22.21)%	(11.30)%

Supplemental Data and Ratios:
Net assets,
end of period (000’s)	$51,033	$52,761	$5,206	$3,411	$2,296
Ratio of expenses to average
net assets before waiver
and reimbursements(5)	1.71%	1.85%	2.22%	2.97%	3.30%
Ratio of expenses to average
net assets after waiver
and reimbursements(5)	1.45%	1.50%	1.50%	1.50%	1.50%
Ratio of net investment loss
to average net assets before
waiver and reimbursements(5)	(1.35)%	(1.62)%	(1.86)%	(2.22)%	(2.62)%
Ratio of net investment loss
to average net assets after
waiver and reimbursements(5)	(1.09)%	(1.27)%	(1.14)%	(0.75)%	(0.82)%
Portfolio turnover rate(4)	102.2%	57.8%	75.6%	107.9%	103.1%

(1)	The Fund commenced operations on September 28, 2007.
(2)	Per share net investment loss was calculated using average shares outstanding.
(3)	Less than 0.5 cent per share.
(4)	Not annualized for periods less than a full year.
(5)	Annualized for periods less than a full year.

The accompanying notes are an integral part of these financial statements.

Geneva Advisors All Cap Growth Fund – Class I
Financial Highlights

Per Share Data for a Share Outstanding Throughout Each Period

	Year Ended	Year Ended	Year Ended	Year Ended	Period Ended
	August 31,	August 31,	August 31,	August 31,	August 31,
	2012	2011	2010	2009	2008(1)
Net Asset Value,
Beginning of Period	$22.91	$17.10	$13.88	$17.79	$20.00

Income from
investment operations:
Net investment loss(2)	(0.16)	(0.20)	(0.15)	(0.05)	(0.10)
Net realized and unrealized
gain (loss) on investments	(0.33)	6.01	3.37	(3.86)	(2.11)
Total from investment operations	(0.49)	5.81	3.22	(3.91)	(2.21)

Less distributions paid:
From net investment income	—	—	—	0.00 (3)	—
Total distributions paid	—	—	—	0.00 (3)	—
Paid-in capital from
redemption fees (Note 2)(3)	0.00	0.00	0.00	0.00	0.00
Net Asset Value, End of Period	$22.42	$22.91	$17.10	$13.88	$17.79
Total Return(4)	(2.14)%	33.98%	23.20%	(21.97)%	(11.05)%

Supplemental Data and Ratios:
Net assets,
end of period (000’s)	$192,219	$104,310	$32,772	$17,155	$13,423
Ratio of expenses to average
net assets before waiver
and reimbursements(5)	1.36%	1.59%	1.97%	2.73%	3.05%
Ratio of expenses to average
net assets after waiver
and reimbursements(5)	1.10%	1.23%	1.25%	1.25%	1.25%
Ratio of net investment loss
to average net assets before
waiver and reimbursements(5)	(1.00)%	(1.27)%	(1.63)%	(1.90)%	(2.37)%
Ratio of net investment loss
to average net assets after
waiver and reimbursements(5)	(0.74)%	(0.91)%	(0.91)%	(0.42)%	(0.57)%
Portfolio turnover rate(4)	102.2%	57.8%	75.6%	107.9%	103.1%

(1)	The Fund commenced operations on September 28, 2007.
(2)	Per share net investment loss was calculated using average shares outstanding.
(3)	Less than 0.5 cent per share.
(4)	Not annualized for periods less than a full year.
(5)	Annualized for periods less than a full year.

The accompanying notes are an integral part of these financial statements.

Geneva Advisors Equity Income Fund – Class R
Financial Highlights

Per Share Data for a Share Outstanding Throughout Each Period

	Year Ended		Year Ended	Period Ended
	August 31, 2012		August 31, 2011	August 31, 2010(1)

Net Asset Value, Beginning of Period	$23.34		$20.14	$20.00

Income from investment operations:
Net investment income(2)	0.27		0.26	0.10
Net realized and unrealized gain on investments	2.59		3.20	0.04
Total from investment operations	2.86		3.46	0.14

Less distributions paid:
From net investment income	(0.30)		(0.25)	—
From net realized gain on investments	(0.00	)(3)	(0.01)	—
Total distributions paid	(0.30)		(0.26)	—
Paid-in capital from redemption fees (Note 2)	0.00	(3)	0.00 (3)	—
Net Asset Value, End of Period	$25.90		$23.34	$20.14
Total Return(4)	12.30%		17.20%	0.70%

Supplemental Data and Ratios:
Net assets, end of period (000’s)	$4,831		$2,976	$993
Ratio of expenses to average net assets
before waiver and reimbursements(5)	1.83%		2.15%	5.36%
Ratio of expenses to average net assets
after waiver and reimbursements(5)	1.45%		1.49%	1.50%
Ratio of net investment income (loss)
to average net assets before waiver
and reimbursements(5)	0.69%		0.45%	(2.39)%
Ratio of net investment income
to average net assets after waiver
and reimbursements(5)	1.07%		1.11%	1.47%
Portfolio turnover rate(4)	69.1%		21.1%	12.6%

(1)	The share class commenced operations on April 30, 2010.
(2)	Per share net investment income was calculated using average shares outstanding.
(3)	Less than 0.5 cent per share.
(4)	Not annualized for periods less than a full year.
(5)	Annualized for periods less than a full year.

The accompanying notes are an integral part of these financial statements.

Geneva Advisors Equity Income Fund – Class I
Financial Highlights

Per Share Data for a Share Outstanding Throughout Each Period

	Year Ended		Year Ended	Period Ended
	August 31, 2012		August 31, 2011	August 31, 2010(1)

Net Asset Value, Beginning of Period	$23.39		$20.18	$20.00

Income from investment operations:
Net investment income(2)	0.35		0.33	0.13
Net realized and unrealized gain on investments	2.59		3.19	0.05
Total from investment operations	2.94		3.52	0.18

Less distributions paid:
From net investment income	(0.35)		(0.30)	—
From net realized gain on investments	(0.00	)(3)	(0.01)	—
Total distributions paid	(0.35)		(0.31)	—
Paid-in capital from redemption fees (Note 2)(3)	0.00		0.00	0.00
Net Asset Value, End of Period	$25.98		$23.39	$20.18
Total Return(4)	12.66%		17.49%	0.90%

Supplemental Data and Ratios:
Net assets, end of period (000’s)	$87,750		$37,991	$9,983
Ratio of expenses to average net assets
before waiver and reimbursements(5)	1.47%		1.87%	5.53%
Ratio of expenses to average net assets
after waiver and reimbursements(5)	1.10%		1.23%	1.25%
Ratio of net investment income (loss)
to average net assets before waiver
and reimbursements(5)	1.03%		0.77%	(2.40)%
Ratio of net investment income
to average net assets after waiver
and reimbursements(5)	1.40%		1.41%	1.88%
Portfolio turnover rate(4)	69.1%		21.1%	12.6%

(1)	The share class commenced operations on April 30, 2010.
(2)	Per share net investment income was calculated using average shares outstanding.
(3)	Less than $0.005 per share.
(4)	Not annualized for periods less than a full year.
(5)	Annualized for periods less than a full year.

The accompanying notes are an integral part of these financial statements.

Geneva Advisors Funds
Notes to Financial Statements
August 31, 2012

(1)	Organization

Trust for Professional Managers (the “Trust”) was organized as a Delaware statutory trust under a Declaration of Trust dated May 29, 2001.  The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.  The Geneva Advisors Funds (the “Funds”) represent distinct series with their own investment objectives and policies within the Trust.  The investment objective of the All Cap Growth Fund is long-term capital appreciation.  The investment objective of the Equity Income Fund is current income, with a secondary objective of modest capital appreciation.  The Trust may issue an unlimited number of shares of beneficial interest at $0.001 par value.  The assets of the Funds are segregated, and a shareholder’s interest is limited to the Fund in which shares are held.  Each Fund currently offers Class R shares and Class I shares.  The two classes differ principally in their respective distribution expenses.  Each class of shares has identical rights and privileges except with respect to the distribution expenses and voting rights on matters affecting a single share class.  The All Cap Growth Fund commenced operations on September 28, 2007.  The Equity Income Fund commenced operations on April 30, 2010.  Costs incurred by each Fund in connection with the organization, registration and the initial public offering of shares were paid by Geneva Investment Management of Chicago, LLC (the “Advisor”).

(2)	Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

(a)	Investment Valuation

Each security owned by the Funds that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued.  When the security is listed on more than one exchange, the Funds will use the price of the exchange that the Funds generally consider to be the principal exchange on which the stock is traded.

Fund securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”) will be valued at the NASDAQ Official Closing Price (“NOCP”), which may not necessarily represent the last sale price.  If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation.  If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the mean between the bid and asked prices on such day.

Debt securities other than short-term instruments are valued at the mean between the closing bid and asked prices provided by a pricing service (a “Pricing

Geneva Advisors Funds
Notes to Financial Statements (Continued)
August 31, 2012

Service”).  If the closing bid and asked prices are not readily available, the Pricing Service may provide a price determined by a matrix pricing method or other analytical pricing models.  Short-term debt securities, such as commercial paper, bankers acceptances and U.S. Treasury Bills, having a maturity of less than 60 days are valued at amortized cost.  If a short-term debt security has a maturity of greater than 60 days, it is valued at market price.  Any discount or premium is accreted or amortized on a straight-line basis until maturity.

When market quotations are not readily available, any security or other financial instrument is valued at its fair value as determined under procedures approved by the Trust’s Board of Trustees.  These fair value procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Advisor to believe that a security’s last sale price may not reflect its actual market value.  The intended effect of using fair value pricing procedures is to ensure that the Funds are accurately priced.

The Funds have adopted Statement of Financial Accounting Standard, “Fair Value Measurements and Disclosures” (“Fair Value Measurements”) and FASB Staff Position “Determining Fair Value when the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identified Transactions that are not Orderly” (“Determining Fair Value”).  Determining Fair Value clarifies Fair Value Measurements and requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value.  Determining Fair Value also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for major security types.  Fair Value Measurements requires the Funds to classify their securities based on valuation method. These inputs are summarized in the three broad levels listed below:

Level 1—	Quoted prices in active markets for identical securities.

Level 2—	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—	Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Funds’ investments carried at fair value as of August 31, 2012:

Geneva Advisors Funds
Notes to Financial Statements (Continued)
August 31, 2012

All Cap Growth Fund
	Level 1	Level 2	Level 3	Total
Equity
Common Stock	$240,041,421	$—	$—	$240,041,421
Total Equity	240,041,421	—	—	240,041,421
Short-Term Investments	3,074,195	—	—	3,074,195
Total Investments in Securities	$243,115,616	$—	$—	$243,115,616

Equity Income Fund
	Level 1	Level 2	Level 3	Total
Equity
Common Stock	$72,915,426	$—	$—	$72,915,426
Real Estate Investment Trusts	16,686,310	—	—	16,686,310
Total Equity	89,601,736	—	—	89,601,736
Short-Term Investments	2,870,315	—	—	2,870,315
Total Investments in Securities	$92,472,051	$—	$—	$92,472,051

During the year ended August 31, 2012, there were no significant transfers between levels for the Funds. The Funds did not hold any Level 3 securities throughout the period. The Funds did not hold financial derivative instruments during the periods presented.

(b)	Federal Income Taxes

The Funds comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and make the requisite distributions of income and capital gains to their shareholders sufficient to relieve them from all or substantially all federal income taxes. Therefore, no federal income tax provision has been provided.

(c)	Distributions to Shareholders

The Funds will distribute any net investment income and any net realized long- or short-term capital gains at least annually. Distributions from net realized gains for book purposes may include short-term capital gains. All short-term capital gains are included in ordinary income for tax purposes. Distributions to shareholders are recorded on the ex-dividend date. The Funds may also pay a special distribution at the end of the calendar year to comply with federal tax requirements.

The amount of the dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these differences are

Geneva Advisors Funds
Notes to Financial Statements (Continued)
August 31, 2012

permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment.

(d)	Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(e)	Share Valuation

The net asset value (“NAV”) per share of each Fund is calculated by dividing the sum of the value of the securities held by each Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for each Fund, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading. The Funds charge a 2.00% redemption fee on shares held less than sixty days. These fees are deducted from the redemption proceeds otherwise payable to the shareholder. The Funds will retain the fee charged as an increase in paid-in capital and such fees become part of the Funds’ daily NAV calculation. The following table details redemption fees retained by the Funds.

	Year Ended	Year Ended
	August 31, 2012	August 31, 2011
All Cap Growth Fund
Class R	$16,264	$14,594
Class I	12,906	8,546
Equity Income Fund
Class R	265	319
Class I	7,406	4,584

(f)	Expenses

Expenses associated with a specific fund in the Trust are charged to that fund. Common expenses are typically allocated evenly between the funds of the Trust or other equitable means. Expenses directly attributable to a class of shares, which presently only include distribution fees, are recorded to the specific class.

(g)	Other

Investment transactions are recorded on the trade date. The Funds determine the gain or loss from investment transactions on the identified cost basis by

Geneva Advisors Funds
Notes to Financial Statements (Continued)
August 31, 2012

comparing the original cost of the security lot sold with the net sale proceeds. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis.

(3)	Federal Tax Matters

The tax character of distributions paid to shareholders were as follows:

	Ordinary*	Long-Term*
	Income	Capital Gains
All Cap Growth Fund
Year Ended August 31, 2011	$—	$—
Year Ended August 31, 2012	—	—

	Ordinary	Long-Term
	Income	Capital Gains
Equity Income Fund
Period Ended August 31, 2011	$386,647	$—
Year Ended August 31, 2012	$893,191	$1,048

*	There were no distributions paid to shareholders in All Cap Growth Fund during the years ended August 31, 2011 and August 31, 2012.

As of August 31, 2012, the components of accumulated earnings (losses) on a tax basis were as follows:

	All Cap	Equity
	Growth Fund	Income Fund
Cost basis of investments for
federal income tax purposes	$203,833,868	$80,273,066
Gross tax unrealized appreciation	41,683,966	12,629,160
Gross tax unrealized depreciation	(2,402,218)	(430,175)
Net tax unrealized appreciation	39,281,748	12,198,985
Undistributed ordinary income	—	—
Undistributed long-term capital gain	—	—
Total distributable earnings	—	—
Other accumulated losses	(28,811,113)	(2,940,762)
Total accumulated gains	$10,470,635	$9,258,223

The difference between book basis and tax basis of investments is attributable mainly to deferral of losses on wash sales and partnership basis adjustments.

Geneva Advisors Funds
Notes to Financial Statements (Continued)
August 31, 2012

At August 31, 2012, the All Cap Growth Fund had capital loss carryovers of $2,750,881 and $3,139,650, which will expire on August 31, 2017 and August 31, 2018, respectively, as well as short-term capital losses of $2,056,914, which will be carried forward indefinitely to offset future realized capital gains.  To the extent the All Cap Growth Fund realizes future net capital gains, taxable distributions to its shareholders will be first offset by any unused capital loss carryovers from the year ended August 31, 2012, prior to any other amounts.

Additionally, GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting.  These reclassifications have no effect on net assets or net asset value per share.  For the year ended August 31, 2012, the following table shows the reclassifications made:

	All Cap	Equity
	Growth Fund	Income Fund
Undistributed Net Investment Income (Loss)	$1,602,875	(29,706)
Accumulated Net Realized Gain (Loss)	$—	$38,222
Paid-in Capital	$(1,602,875)	$(8,516)

At August 31, 2012, the following funds deferred, on a tax basis, post-October losses of:

	NII Deferral	Capital Deferral
All Cap Growth Fund	$—	$20,863,668
Equity Income Fund	$10	$2,378,203

The Funds had no material uncertain tax positions and have not recorded a liability for unrecognized tax benefits as of August 31, 2012.  Also, the Funds had recognized no interest and penalties related to uncertain tax benefits in fiscal year 2012.  At August 31, 2012, the fiscal years 2009-2012 remain open to examination for the All Cap Growth Fund and the fiscal years 2010-2012 remain open to examination for the Equity Income Fund in the Funds’ major tax jurisdictions.

(4)	Investment Advisor

The Trust has an Investment Advisory Agreement (the “Agreement”) with the Advisor to furnish investment advisory services to the Funds.  Under the terms of the Agreement, the Trust, on behalf of the Funds, compensates the Advisor for its management services at the annual rate of 1.25% before August 1, 2011 and 1.10% on and after August 1, 2011 of the Funds’ average daily net assets.

The Advisor has agreed to waive its management fee and/or reimburse the Funds’ other expenses to the extent necessary to ensure that the Funds’ total operating expenses (exclusive generally of interest and tax expenses, brokerage commissions, acquired fund fees and expenses, extraordinary and non-recurring expenses such as litigation) do not exceed 1.50% of Class R shares and 1.25% of Class I shares before

Geneva Advisors Funds
Notes to Financial Statements (Continued)
August 31, 2012

August 1, 2011 and 1.45% of Class R shares and 1.10% of Class I shares on and after August 1, 2011 of each Fund’s average daily net assets.  Any such waiver or reimbursement is subject to later adjustment to allow the Advisor to recoup amounts waived or reimbursed to the extent actual fees and expenses for a fiscal period are less than the Funds’ expense limitation cap, provided, however, that the Advisor shall only be entitled to recoup such amounts for a period of three fiscal years from the date such amount was waived or reimbursed.

The following table shows the remaining waived or reimbursed expenses subject to potential recovery expiring by:

	All Cap	Equity
	Growth Fund	Income Fund
August 31, 2013	$223,212	$80,835
August 31, 2014	347,150	193,733
August 31, 2015	504,192	255,432

(5)	Distribution and Shareholder Servicing Plan

The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act (the “12b-1 Plan”), on behalf of the Funds, which authorizes them to pay Quasar Distributors, LLC (the “Distributor”) a distribution fee of 0.25% of each Fund’s average daily net assets of Class R shares for services to prospective Fund shareholders and distribution of Fund shares, and 0.10% of each Fund’s average daily net assets of Class R shares for shareholder servicing.  During the year ended August 31, 2012, expenses of $125,624 and $10,356 were accrued pursuant to the 12b-1 Plan for the All Cap Growth Fund and Equity Income Fund, respectively.  During the same period, expenses of $50,250 and $4,142 were accrued pursuant to the shareholder servicing plan for the All Cap Growth Fund and Equity Income Fund, respectively.

(6)	Related Party Transactions

U.S. Bancorp Fund Services, LLC (“USBFS” or the “Administrator”) acts as the Funds’ Administrator under an Administration Agreement.  The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Funds’ custodian, transfer agent and accountants; coordinates the preparation and payment of the Funds’ expenses and reviews the Funds’ expense accruals.  For the year ended August 31, 2012, administration fees of $195,685 were incurred for the Geneva Advisors All Cap Growth Fund.  At August 31, 2012, the Administrator was owed fees of $37,700 for the Geneva Advisors All Cap Growth Fund.  For the year ended August 31, 2012, administration fees of $87,835 were incurred for the Geneva Advisors Equity Income Fund.  At August 31, 2012, the Administrator was owed fees of $16,587 for the Geneva Advisors Equity Income Fund.

Geneva Advisors Funds
Notes to Financial Statements (Continued)
August 31, 2012

USBFS also serves as the fund accountant and transfer agent to the Funds.  U.S. Bank N.A. (“US Bank”), an affiliate of USBFS, serves as the Funds’ custodian.  For the year ended August 31, 2012, the Geneva Advisors All Cap Growth Fund incurred $79,361, $71,064, and $23,787 in fund accounting, transfer agency, and custody fees, respectively.  For the year ended August 31, 2012, the Geneva Advisors Equity Income Fund incurred $45,687, $22,838, and $8,229 in fund accounting, transfer agency, and custody fees, respectively.  At August 31, 2012, fees of $15,304, $14,503, and $4,667 were owed for fund accounting, transfer agency, and custody fees, respectively, for the Geneva Advisors All Cap Growth Fund.  At August 31, 2012, fees of $8,549, $4,191, and $1,645 were owed for fund accounting, transfer agency, and custody fees, respectively, for the Geneva Advisors Equity Income Fund.

The Distributor acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares. The Distributor is an affiliate of USBFS and US Bank.

Certain officers of the Funds are also employees of USBFS. A Trustee of the Trust is affiliated with USBFS and US Bank. This same Trustee is an interested person of the Distributor.

The Trust’s Chief Compliance Officer is also an employee of USBFS.  For the year ended August 31, 2012, $8,667 and $8,004 of the Trust’s Chief Compliance Officer fee was allocated to the Geneva Advisors All Cap Growth Fund and Geneva Advisors Equity Income Fund, respectively.  At August 31, 2012 fees of $1,504 and $1,499 were owed to USBFS for Chief Compliance Officer services from the Geneva Advisors All Cap Growth Fund and Geneva Advisors Equity Income Fund, respectively.

(7)	Capital Share Transactions

Transactions in shares of the Funds were as follows:

All Cap Growth Fund

	Year Ended	Year Ended
Class R	August 31, 2012	August 31, 2011
Shares Sold	891,012	2,347,256
Shares Redeemed	(909,676)	(328,378)
Net Increase (Decrease)	(18,664)	2,018,878

	Year Ended	Year Ended
Class I	August 31, 2012	August 31, 2011
Shares Sold	5,892,161	2,999,213
Shares Redeemed	(1,869,412)	(363,477)
Net Increase	4,022,749	2,635,736

Geneva Advisors Funds
Notes to Financial Statements (Continued)
August 31, 2012

Equity Income Fund

	Year Ended	Year Ended
Class R	August 31, 2012	August 31, 2011
Shares Sold	83,858	89,228
Shares Issued to Holders in
Reinvestment of Distributions	1,963	941
Shares Redeemed	(26,802)	(11,998)
Net Increase	59,019	78,171

	Year Ended	Year Ended
Class I	August 31, 2012	August 31, 2011
Shares Sold	2,168,578	1,318,529
Shares Issued to Holders in
Reinvestment of Distributions	31,884	14,643
Shares Redeemed	(447,342)	(203,795)
Net Increase	1,753,122	1,129,377

(8)	Investment Transactions

The aggregate purchases and sales of securities, excluding short-term investments, for the Funds for the year ended August 31, 2012 are summarized below. There were no purchases or sales of U.S. government securities for the Funds.

	All Cap	Equity
	Growth Fund	Income Fund
Purchases	$282,272,588	$89,685,243
Sales	$189,761,611	$45,218,456

(9)	Recent Tax Law

On December 22, 2010, The Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”) was signed into law. The Modernization Act is the first major piece of legislation affecting regulated investment companies (“RICs”) since 1986, and it modernizes several of the federal income and excise tax provisions related to RICs.  Some highlights of the enacted provisions are as follows:

New capital losses may now be carried forward indefinitely, and retain the character of the original loss. Under pre-enactment law, capital losses could be carried forward for eight years, and carried forward as short-term capital loss, irrespective of the character of the original loss.

Geneva Advisors Funds
Notes to Financial Statements (Continued)
August 31, 2012

The Modernization Act contains simplification provisions, which are aimed at preventing disqualification of a RIC for “inadvertent” failures of the asset diversification and/or qualifying income tests. Additionally, the Modernization Act exempts RICs from the preferential dividend rule, and repealed the 60-day designation requirement for certain types of pay-through income and gains.

Finally, the Modernization Act contains several provisions aimed at preserving the character of distributions made by a fiscal year RIC during the portion of its taxable year ending after October 31 or December 31, reducing the circumstances under which a RIC might be required to file amended Forms 1099 to restate previously reported distributions.

Except for the simplification provisions related to RIC qualification, the Modernization Act is effective for taxable years beginning after December 22, 2010. The provisions related to RIC qualification are effective for taxable years for which the extended due date of the tax return is after December 22, 2010.

(10)	Line of Credit

At August 31, 2012, the All Cap Growth Fund and Equity Income Fund each had a line of credit in the amount of $21,000,000 and $7,000,000, respectively, which both mature August 15, 2013.  These unsecured lines of credit are intended to provide short-term financing, if necessary, subject to certain restrictions, in connection with shareholder redemptions.  Interest will be accrued at the prime rate.  The credit facility is with the Funds’ custodian, US Bank.  During the year ended August 31, 2012, the All Cap Growth Fund borrowed on the line of credit on five days, with an average borrowing and interest rate on those days of $263,000 and 3.25%.  Interest expense of $34 incurred during the fiscal year is included within other expenses on the Statement of Operations.  The November 8, 2011 balance of $312,000 was the maximum amount of borrowings during the year for the All Cap Growth Fund.  During the year ended August 31, 2012, the Equity Income Fund did not utilize the line of credit.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of Geneva Advisors Equity Income Fund
  and Geneva Advisors All Cap Growth Fund,
  and the Board of Trustees of Trust for Professional Managers:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Geneva Advisors Equity Income Fund and Geneva Advisors All Cap Growth Fund (the "Funds"), each portfolios of the diversified series constituting Trust for Professional Managers, as of August 31, 2012, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the years presented in the period then ended. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, audits of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing a opinions on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of August 31, 2012, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Funds as of August 31, 2012, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the years presented in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

October 30, 2012

Geneva Advisors Funds
Basis for Trustees’ Approval of Investment Advisory Agreement

The Board of Trustees (the “Trustees”) of Trust for Professional Managers (the “Trust”) met on August 30, 2012 to consider the renewal of the Investment Advisory Agreement, as amended (the “Agreement”), between the Trust, on behalf of the Geneva Advisors All Cap Growth Fund (the “All Cap Growth Fund”) and the Geneva Advisors Equity Income Fund (the “Equity Income Fund”), each a series of the Trust (each, a “Fund,” and together, the “Funds”), and Geneva Investment Management of Chicago, LLC, the Funds’ investment adviser (the “Adviser”).  In advance of the meeting, the Trustees requested and received materials to assist them in considering the renewal of the Agreement.  The materials provided contained information with respect to the factors enumerated below, including a copy of the Agreement, a memorandum prepared by the Trust’s outside legal counsel discussing in detail the Trustees’ fiduciary obligations and the factors they should assess in considering the renewal of the Agreement, detailed comparative information relating to the Funds’ performance, as well as the management fees and other expenses of the Funds, due diligence materials relating to the Adviser (including a due diligence questionnaire completed on behalf of the Funds by the Adviser, the Adviser’s Form ADV, select financial statements of the Adviser, bibliographic information of the Adviser’s key management and compliance personnel, comparative fee information for the Funds and the Adviser’s other separately-managed accounts and a summary detailing key provisions of the Adviser’s written compliance program, including its Code of Ethics) and other pertinent information.  The Trustees also received information periodically throughout the year that was relevant to the Agreement renewal process, including performance, management fee and other expense information.  Based on their evaluation of the information provided by the Adviser, in conjunction with the Funds’ other service providers, the Trustees, by a unanimous vote (including a separate vote of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”)), approved the continuation of the Agreement for an additional one year term ending August 31, 2013.

DISCUSSION OF FACTORS CONSIDERED

In considering the renewal of the investment advisory agreement between the Trust, on behalf of the Funds, and the Adviser, the Board reviewed and analyzed various factors that they determined were relevant, including the factors enumerated below.

1.NATURE, EXTENT AND QUALITY OF SERVICES PROVIDED TO THE FUNDS

The Trustees considered the nature, extent and quality of services provided by the Adviser to the Funds and the amount of time devoted to the Funds’ affairs by the Adviser’s staff.  The Trustees considered the Adviser’s specific responsibilities in all aspects of day-to-day management of the Funds, as well as the qualifications, experience and responsibilities of Robert C. Bridges and John P. Huber, co-portfolio managers of the Funds, and Richard K. Sheiner, a co-portfolio manager of the All Cap Growth Fund, and other key personnel at the Adviser involved in the day-to-day activities of the Funds.  The Trustees reviewed

Geneva Advisors Funds
Basis for Trustees’ Approval of Investment Advisory Agreement (Continued)

information provided by the Adviser in a due diligence summary, including the structure of the Adviser’s compliance program and the Adviser’s marketing activity and goals and its continuing commitment to the growth of Fund assets.  The Trustees noted that during the course of the prior year they had met with the Adviser in person to discuss various performance, marketing and compliance issues.  The Trustees also noted any services that extended beyond portfolio management, and they considered the trading capability of the Adviser.  The Trustees discussed in detail the Adviser’s handling of compliance matters, including the reports of the Trust’s chief compliance officer to the Trustees on the effectiveness of the Adviser’s compliance program.  The Trustees concluded that the Adviser had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Agreement and that the nature, overall quality and extent of the management services to be provided to the Funds, as well as the Adviser’s compliance program, were satisfactory and reliable.

2.INVESTMENT PERFORMANCE OF THE FUNDS AND THE ADVISER

The Trustees discussed the performance of the Institutional Class shares of the All Cap Growth Fund for the year-to-date, one-year and three-year periods ended July 31, 2012.  The Trustees also discussed the performance of the Institutional Class shares of the Equity Income Fund for the year-to-date and one-year periods ended July 31, 2012.  In assessing the quality of the portfolio management services delivered by the Adviser, the Trustees also compared the short-term and long-term performance of the Funds on both an absolute basis and in comparison to a benchmark index (the Russell 3000 Growth Index for the All Cap Growth Fund and the S&P 500 Index for the Equity Income Fund) and in comparison to a peer group of similar funds as constructed by data presented by Morningstar, Inc. (a peer group of U.S. open-end large growth funds for the All Cap Growth Fund and a peer group of U.S. open-end large blend funds for the Equity Income Fund) (each a “Morningstar Peer Group”).  The Trustees also reviewed information on the historical performance of other separately-managed accounts of the Adviser that were similar to the Funds in terms of investment strategy.

The Trustees noted that the All Cap Growth Fund’s performance for the year-to-date and one-year periods ended July 31, 2012 was below the Morningstar Peer Group averages for those periods, with each falling in the fourth quartile, and the three-year performance for the period ended July 31, 2012 was above the Morningstar Peer Group average and fell within the first quartile.  The Trustees further noted that for the one-year period ended July 31, 2012, the All Cap Growth Fund’s performance was the worst of the Morningstar Peer Group.  The Trustees further noted that the All Cap Growth Fund’s performance for the year-to-date, three-year and since inception periods ended March 31, 2012 outperformed the Russell 3000 Growth Index, while the Fund’s performance for the one-year period ended March 31, 2012 lagged the Russell 3000 Growth Index.

Geneva Advisors Funds
Basis for Trustees’ Approval of Investment Advisory Agreement (Continued)

The Trustees noted that the Equity Income Fund’s performance for the year-to-date period ended July 31, 2012 fell within the fourth quartile and ranked substantially below the Morningstar Peer Group average, and was the worst performing Fund in the peer group.  The Trustees further noted that the Equity Income Fund’s performance for the one-year period ended July 31, 2012 was substantially above its peer group average and fell within the first quartile.  The Trustees noted that the Equity Income Fund’s performance for the year-to-date period ended March 31, 2012 lagged the S&P 500 Index, while the Fund’s performance for the one-year and since inception periods ended March 31, 2012 outperformed the S&P 500 Index.

After considering all of the information, the Trustees concluded that the performance obtained by the Adviser for the Funds was satisfactory under current market conditions.  Although past performance is not a guarantee or indication of future results, the Trustees determined that the Funds and their shareholders were likely to benefit from the Adviser’s continued management.

3.COSTS OF SERVICES PROVIDED AND PROFITS REALIZED BY THE ADVISER

The Trustees considered the cost of services and the structure of the Adviser’s fees, including a review of the expense analyses and other pertinent material with respect to the Funds.  The Trustees reviewed the related statistical information and other materials provided, including the comparative expenses, expense components and peer group selections.  The Trustees considered the cost structure of each Fund relative to its Morningstar Peer Group and the Adviser’s separately-managed accounts, as well as the fee waivers and expense reimbursements of the Adviser.

The Trustees also considered the overall profitability of the Adviser, reviewing the Adviser’s financial information and noting that the Adviser had provided substantial subsidies for the Funds’ operations since each Fund’s inception and had not recouped those subsidies.  The Trustees also examined the level of profits that could be expected to accrue to the Adviser from the fees payable under the Agreement and the expense subsidizations undertaken by the Adviser, as well as the Funds’ brokerage commissions and use of soft dollars by the Adviser.  These considerations were based on materials requested by the Trustees and the Funds’ administrator specifically for the August 30, 2012 meeting, as well as the presentations made by the Adviser over the course of the year.

The Trustees noted that the All Cap Growth Fund’s contractual management fee of 1.10% was above its peer group average of 0.69% and ranked highest among its Morningstar Peer Group.  The Trustees observed that the All Cap Growth Fund’s total expense ratio (net of fee waivers and expense reimbursements) of 1.10% for its Institutional Class shares was above its Morningstar Peer Group average of 1.00%, with each falling within the third quartile.  The Trustees then compared the fees paid by the All Cap Growth Fund to the fees paid by separately-managed accounts of the Adviser with similar investment strategies and noted that these fees were similar.

Geneva Advisors Funds
Basis for Trustees’ Approval of Investment Advisory Agreement (Continued)

The Trustees noted that the Equity Income Fund’s contractual management fee of 1.10% was above its peer group average of 0.68% and ranked highest among its Morningstar Peer Group.  The Trustees observed that the Equity Income Fund’s total expense ratio (net of fee waivers and expense reimbursements) of 1.10% for its Institutional Class shares, which fell into the fourth quartile, was higher than its Morningstar Peer Group average of 0.89%, which fell within the second quartile.  The Trustees then compared the fees paid by the Equity Income Fund to the fees paid by separately-managed accounts of the Adviser with similar investment strategies and noted that these fees were similar.

The Trustees concluded that the Funds’ expenses and the management fees paid to the Adviser were fair and reasonable in light of the comparative performance, expense and management fee information.  The Trustees further concluded that the Adviser’s profit from sponsoring the Funds had not been, and currently was not, excessive and that the Adviser maintained adequate profit levels to support its services to the Funds from the revenues of its overall investment advisory business, despite its subsidies to support the Funds’ operations.

4.EXTENT OF ECONOMIES OF SCALE AS THE FUNDS GROW

The Trustees compared each Fund’s expenses relative to its peer group and discussed realized and potential economies of scale.  The Trustees also reviewed the structure of each Fund’s management fee and whether each Fund was large enough to generate economies of scale for shareholders or whether economies of scale would be expected to be realized as Fund assets grow (and if so, how those economies of scale were being or would be shared with shareholders).  The Trustees reviewed all fee waivers and expense reimbursements by the Adviser with respect to the Funds.  The Trustees noted that the Funds’ management fee structure did not contain any breakpoint reductions as the Funds’ assets grow in size, but that the Adviser had provided information to the Trustees concerning the future circumstances that may warrant a breakpoint in the fee structure.  With respect to the Adviser’s fee structure and any applicable expense waivers, the Trustees concluded that the current fee structure was reasonable and reflected a sharing of economies of scale between the Adviser and the Funds at the Funds’ current asset levels.

5.BENEFITS DERIVED FROM THE RELATIONSHIP WITH THE FUNDS

The Trustees considered the direct and indirect benefits that could be received by the Adviser from its association with the Funds.  The Trustees examined the brokerage and commissions of the Adviser with respect to the Funds.  The Trustees concluded that the benefits the Adviser may receive, such as greater name recognition or increased ability to obtain research or brokerage services, appear to be reasonable, and in many cases may benefit the Funds through growth in assets.

Geneva Advisors Funds
Basis for Trustees’ Approval of Investment Advisory Agreement (Continued)

CONCLUSIONS

The Trustees considered all of the foregoing factors.  In considering the renewal of the Agreement, the Trustees did not identify any one factor as all-important, but rather considered these factors collectively in light of the Funds’ surrounding circumstances.  Based on this review, the Trustees, including a majority of the Independent Trustees, approved the renewal of the Agreement as being in the best interests of each Fund and its shareholders.

Geneva Advisors Funds
Notice of Privacy Policy & Practices

We collect non-public personal information about you from the following sources:

•information we receive about you on applications or other forms;

•information you give us orally; and

•information about your transactions with us or others.

We do not disclose any non-public personal information about our shareholders or former shareholders without the shareholder’s authorization, except as permitted by law or in response to inquiries from governmental authorities.  We may share information with affiliated parties and unaffiliated third parties with whom we have contracts for servicing the Funds.  We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibility.  All shareholder records will be disposed of in accordance with applicable law.  We maintain physical, electronic and procedural safeguards to protect your non-public personal information and require third parties to treat your non-public personal information with the same high degree of confidentiality.

In the event that you hold shares of the Funds through a financial intermediary, including, but not limited to, a broker-dealer, bank or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared with unaffiliated third parties.

Geneva Advisors Funds
Additional Information
(Unaudited)

Tax Information

The Funds designated the following percentages of ordinary dividends declared during the fiscal year ended August 31, 2012 as dividends qualifying for the dividends received deduction available to corporate shareholders:

All Cap Growth Fund	0.00%
Equity Income Fund	93.30%

The Funds designate the following percentages of ordinary dividends declared from net investment income during the fiscal year ended August 31, 2012, as qualified income under the Jobs and Growth Tax Relief Act of 2003:

All Cap Growth Fund	0.00%
Equity Income Fund	93.27%

For the fiscal year ended August 31, 2012, taxable ordinary income distributions are designated as short-term capital gain distributions under Internal Revenue Code Section 871(k)(2)(c) for the Funds as follows:

All Cap Growth Fund	0.00%
Equity Income Fund	0.12%

Indemnification

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts that provide general indemnifications to other parties. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

Information about Trustees

The business and affairs of the Trust are managed under the direction of the Trust’s Board of Trustees. Information pertaining to the Trustees of the Trust is set forth below. The Funds’ Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request by calling 1-877-343-6382.

Geneva Advisors Funds
Additional Information (Continued)
(Unaudited)

Independent Trustees

Number of
		Term of	Principal	Portfolios	Other
	Position(s)	Office and	Occupation(s)	in Trust	Directorships
Name,	Held with	Length of	During the Past	Overseen	Held by
Address and Age	the Trust	Time Served	Five Years	by Trustee	Trustee

Dr. Michael D. Akers	Trustee	Indefinite	Professor and	27	Independent
615 E. Michigan St.		Term; Since	Chair, Department		Trustee, USA
Milwaukee, WI 53202		August 22,	of Accounting,		MUTUALS
Age: 57		2001	Marquette University		(an open-end
			(2004–present).		investment
company with
two portfolios).

Gary A. Drska	Trustee	Indefinite	Pilot, Frontier/	27	Independent
615 E. Michigan St.		Term; Since	Midwest Airlines, Inc.		Trustee, USA
Milwaukee, WI 53202		August 22,	(airline company)		MUTUALS
Age: 55		2001	(1986–Present).		(an open-end
investment
company with
two portfolios).

Jonas B. Siegel	Trustee	Indefinite	Retired; Managing	27	Independent
615 E. Michigan St.		Term; Since	Director, Chief		Trustee, Gottex
Milwaukee, WI 53202		October 23,	Administrative Officer		Multi-Asset
Age: 69		2009	(“CAO”) and Chief		Endowment Fund
			Compliance Officer		complex (three
			(“CCO”), Granite		closed-end
			Capital International		investment
			Group, L.P. (an		companies);
			investment management		Independent
			firm) (1994–2011); Vice		Trustee, Gottex
			President, Secretary,		Multi-Alternatives
			Treasurer and CCO of		Fund complex
			Granum Series Trust (an		(three closed-end
			open-end investment		investment
			company) (1997–2007);		companies);
			President, CAO and CCO,		Independent
			Granum Securities, LLC		Manager, Ramius
			(a broker-dealer)		IDF Fund
			(1997–2007).		complex (two
closed-end
investment
companies).

Geneva Advisors Funds
Additional Information (Continued)
(Unaudited)

Interested Trustee and Officers

Number of
		Term of	Principal	Portfolios	Other
	Position(s)	Office and	Occupation(s)	in Trust	Directorships
Name,	Held with	Length of	During the Past	Overseen	Held by
Address and Age	the Trust	Time Served	Five Years	by Trustee	Trustee

Joseph C. Neuberger(1)	Chairperson,	Indefinite	Executive Vice	27	Trustee, Buffalo
615 E. Michigan St.	President	Term; Since	President, U.S.		Funds (an open-
Milwaukee, WI 53202	and	August 22,	Bancorp Fund		end investment
Age: 50	Trustee	2001	Services, LLC		company with
			(1994–present).		ten portfolios);
Trustee, USA
MUTUALS (an
open-end
investment
company with
two portfolios).

John Buckel	Vice	Indefinite	Mutual Fund	N/A	N/A
615 E. Michigan St.	President,	Term; Since	Administrator,
Milwaukee, WI 53202	Treasurer	January 10,	U.S. Bancorp Fund
Age: 55	and	2008 (Vice	Services, LLC
	Principal	President);	(2004–present).
	Accounting	Since
	Officer	September 10,
2008
(Treasurer)

Robert M. Slotky	Vice	Indefinite	Senior Vice	N/A	N/A
615 E. Michigan St.	President,	Term; Since	President, U.S.
Milwaukee, WI 53202	Chief	January 26,	Bancorp Fund
Age: 65	Compliance	2011	Services, LLC
	Officer and		(2001–present).
Anti-Money
Laundering
Officer

Rachel A. Spearo	Secretary	Indefinite	Vice President and	N/A	N/A
615 E. Michigan St.		Term; Since	Legal Compliance
Milwaukee, WI 53202		November 15,	Officer, U.S. Bancorp
Age: 33		2005	Fund Services, LLC
(2004–present).

Jennifer A. Lima	Assistant	Indefinite	Mutual Fund	N/A	N/A
615 E. Michigan St.	Treasurer	Term; Since	Administrator,
Milwaukee, WI 53202		January 10,	U.S. Bancorp Fund
Age: 38		2008	Services LLC
(2002–present).

Geneva Advisors Funds
Additional Information (Continued)
(Unaudited)

Number of
		Term of	Principal	Portfolios	Other
	Position(s)	Office and	Occupation(s)	in Trust	Directorships
Name,	Held with	Length of	During the Past	Overseen	Held by
Address and Age	the Trust	Time Served	Five Years	by Trustee	Trustee

Jesse J. Schmitting	Assistant	Indefinite	Mutual Fund	N/A	N/A
615 E. Michigan St.	Treasurer	Term; Since	Administrator,
Milwaukee, WI 53202		July 21,	U.S. Bancorp Fund
Age: 30		2011	Services, LLC
(2008-present).

(1)
Mr. Neuberger is an “interested person” of the Trust as defined by the 1940 Act. Mr. Neuberger is an interested person of the Trust by virtue of the fact that he is an interested person of Quasar Distributors, LLC, the Fund’s principal underwriter.

(This Page Intentionally Left Blank.)

A NOTE ON FORWARD LOOKING STATEMENTS

The matters discussed in this report may constitute forward-looking statements made pursuant to the safe-harbor provisions of the Securities Litigation Reform Act of 1995. These include any Advisor or portfolio manager predictions, assessments, analyses or outlooks for individual securities, industries, market sectors and/or markets. These statements involve risks and uncertainties. In addition to the general risks described for the Funds in the current Prospectus, other factors bearing on this report include the accuracy of the Advisor’s or portfolio managers’ forecasts and predictions, and the appropriateness of the investment programs designed by the Advisor or portfolio managers to implement their strategies efficiently and effectively. Any one or more of these factors, as well as other risks affecting the securities markets and investment instruments generally, could cause the actual results of the Funds to differ materially as compared to benchmarks associated with the Funds.

PROXY VOTING POLICIES AND PROCEDURES

The Funds have adopted proxy voting policies and procedures that delegate to the Advisor the authority to vote proxies. A description of the Funds’ proxy voting policies and procedures is available without charge, upon request, by calling the Funds toll free at 1-877-343-6382. A description of these policies and procedures is also included in the Funds’ Statement of Additional Information, which is available on the SEC’s website at http://www.sec.gov.

The Funds’ proxy voting record for the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-877-343-6382, or by accessing the SEC’s website at http://www.sec.gov.

The Funds file their complete schedule of portfolio holdings with the SEC four times each fiscal year at quarter-ends. The Funds file the schedule of portfolio holdings with the SEC on Form N-CSR (second and fourth quarters) and on Form N-Q (first and third quarters). Shareholders may view the Funds’ Forms N-CSR and N-Q on the SEC’s website at www.sec.gov. Forms N-CSR and N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the SEC’s Public Reference Room may be obtained by calling 1-202-551-8090 (direct) or 1-800-SEC-0330 (general SEC number).

HOUSEHOLDING

In an effort to decrease costs, the Funds intend to reduce the number of duplicate prospectuses and annual and semi-annual reports you receive by sending only one copy of each to those addresses shared by two or more accounts and to shareholders we reasonably believe are from the same family or household. If you would like to discontinue householding for your accounts, please call toll-free at 1-877-343-6382 to request individual copies of these documents. Once the Funds receive notice to stop householding, we will begin sending individual copies 30 days after receiving your request. This policy does not apply to account statements.

Geneva Advisors Funds

Investment Advisor
Geneva Investment Management of Chicago, LLC
181 W. Madison Street, Suite 3575
Chicago, Illinois 60602

Legal Counsel
Godfrey & Kahn, S.C.
780 North Water Street
Milwaukee, Wisconsin 53202

Independent Registered Public Accounting Firm
Deloitte & Touche LLP
555 East Wells Street
Milwaukee, Wisconsin 53202

Transfer Agent, Fund Accountant and Fund Administrator
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Custodian
U.S. Bank, N.A.
Custody Operations
1555 North RiverCenter Drive
Suite 302
Milwaukee, Wisconsin 53212

Distributor
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer.  The registrant has not made any amendments to its code of ethics during the period covered by this report.  The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report. A copy of the registrant’s Code of Ethics is incorporated by reference to the Registrant’s Form N-CSR filed on November 5, 2010.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee.  Dr. Michael Akers is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR. Dr. Akers holds a Ph.D. in accountancy and is a professor of accounting at Marquette University in Milwaukee, Wisconsin.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years.  “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.  “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit.  “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning.  The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 8/31/2012	FYE 8/31/2011
Audit Fees	$41,165	$40,675
Audit-Related Fees	0	0
Tax Fees	7,470	$7,390
All Other Fees	0	0

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

The percentage of fees billed by Deloitte & Touche LLP applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 8/31/2012	FYE 8/31/2011
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.  The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

Non-Audit Related Fees	FYE 8/31/2012	FYE 8/31/2011
Registrant	$0	$0
Registrant’s Investment Adviser	$0	$0

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the last fiscal half-year of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to the Registrant’s Form N-CSR filed November 5, 2010.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Trust for Professional Managers

By (Signature and Title)*    /s/ Joseph Neuberger
Joseph Neuberger, President

Date  November 5, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/ Joseph Neuberger
Joseph Neuberger, President

Date  November 5, 2012

By (Signature and Title)*    /s/ John Buckel
John Buckel, Treasurer

Date  November 5, 2012

* Print the name and title of each signing officer under his or her signature.